OTHER NON-CURRENT ASSETS	9 Months Ended
Sep. 30, 2017
OTHER NON-CURRENT ASSETS [Abstract]
OTHER NON-CURRENT ASSETS
6. OTHER NON-CURRENT ASSETS

All amounts in USD '000	September 30, 2017	December 31, 2016
Other	477	487
Long term-deposits (Restricted Cash)	0	10,000
Total	477	10,487

The long-term deposit relates to the Company transferring cash to a restricted account in accordance with the deferred compensation agreement for the Chairman, President and CEO. This is described in note 7 in the Annual Report on Form 20-F for the year ended December 31, 2016. The cash restriction was voluntarily lifted in September 2017. The CEO continues to have the right to require a bank guarantee for the deferred compensation liability.